Jun. 14, 2021
NF_05.31 Fidelity Sustainability U.S. Equity Fund - AMCIZ PRO-02 | Fidelity Sustainability U.S. Equity Fund
Fund Summary Fund/Class:Fidelity® Sustainability U.S. Equity Fund/Fidelity Advisor® Sustainability U.S. Equity Fund A, M, C, I, Z
Investment Objective
The fund seeks long-term growth of capital.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 29 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.
Shareholder fees (fees paid directly from your investment)
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Principal Investment Strategies
Normally investing primarily in equity securities. Normally investing at least 80% of assets in equity securities of U.S. companies that Fidelity Management & Research Company LLC (FMR) believes have proven or improving sustainability practices based on an evaluation of such companies' individual environmental, social, and governance (ESG) profile. Using FMR’s proprietary ESG ratings process to evaluate the current state of a company’s sustainability practices using a data-driven framework that includes both proprietary and third-party data, and also provide a qualitative forward looking assessment of a company’s sustainability outlook provided by FMR’s fundamental research analysts and ESG team. FMR’s ESG ratings of companies are derived from multiple factors, including a company’s environmental profile, which may include, but is not limited to, carbon and toxic emissions, water management, waste management, vulnerability to the physical impacts of climate change, and research and investment into products, services, and energies that reduce emissions and/or provide opportunities to achieve a low carbon transition. An assessment of a firm’s social profile includes, but is not limited to, its approach to diversity and inclusion, human capital management, data privacy, product safety and human rights. With respect to governance, the independence and diversity of a company’s board, its compensation practices and board oversight of critical ESG issues are considered as part of the assessment. These factors are weighted based on how material FMR believes each factor is to a company’s financial outlook, and not all factors may be applicable to all companies. Investing in companies that FMR believes deliver tangible environmental or social impact through core business operations. An assessment of the impact characteristics of a company may involve corporate engagement and an analysis of company alignment with the United Nations Sustainable Development Goals using qualitative analysis as well as proprietary or third-party data. For example, companies that provide access to clean water, education, or clean energy through their core business may be considered to deliver tangible impact. Investing in securities of domestic and foreign issuers. In addition to the ESG ratings process, using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Principal Investment Risks
Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Sustainability Risk. The fund’s adherence to its ESG ratings process may affect the fund’s exposure to certain companies, sectors, regions, and countries and may affect the fund’s performance depending on whether such investments are in or out of favor. Adhering to the ESG ratings process may also affect the fund’s performance relative to similar funds that do not adhere to such criteria or apply such analysis. The criteria related to the fund’s ESG ratings process may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. There are significant differences in interpretations of what it means for a company to have positive ESG factors. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors’ or advisers’ views. Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Small- and Mid-Cap Investing. The value of securities of small to medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers. Management Risk. The Adviser’s application of the fund’s strategy criteria may not achieve its intended results. The fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
NF_05.31 Fidelity Sustainability U.S. Equity Fund - AMCIZ PRO-02 | Fidelity Sustainability U.S. Equity Fund | Fidelity Sustainability U.S. Equity Fund: Class A
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
NF_05.31 Fidelity Sustainability U.S. Equity Fund - AMCIZ PRO-02 | Fidelity Sustainability U.S. Equity Fund | Fidelity Sustainability U.S. Equity Fund: Class C
On Class C shares redeemed less than one year after purchase.